OMB APPROVAL
OMB Number:	3235-0570
Expires:	January 31, 2017
Estimated average burden
hours per response:	20.6

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06591

Invesco Quality Municipal Income Trust

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309
(Address of principal executive offices)	(Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 439-3217

Date of fiscal year end: 2/28

Date of reporting period: 8/31/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2016

Invesco Quality Municipal Income Trust

NYSE: IQI

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

19	Financial Statements

22	Notes to Financial Statements

28	Financial Highlights

29	Approval of Investment Advisory and Sub-Advisory Contracts

31	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction and a long-term perspective. At Invesco, investing with high conviction means trusting our research-driven insights, having confidence in our investment processes and building portfolios that reflect our beliefs. Our goal is to look past market noise in an effort to find attractive opportunities at attractive prices. Of course, investing with high conviction can’t guarantee a profit or ensure investment success; no investment strategy or risk analysis can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Quality Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/29/16 to 8/31/16

Trust at NAV	6.55%
Trust at Market Value	9.95
S&P Municipal Bond Index▼ (Broad Market Index)	3.35
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	3.98
Lipper Closed-End General and Insured Muncipal Leveraged Debt Funds Index■ (Peer Group Index)	5.92

Market Price Discount to NAV as of 8/31/16	-4.67

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index is composed of market value-weighted investment-grade US municipal bonds that seek to measure the performance of municipals with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2016, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Quality Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

■	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

■	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

■	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/us.

■	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/us, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

4 Invesco Quality Municipal Income Trust

Schedule of Investments

August 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–153.35%(a)
Alabama–2.24%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$4,395	$5,378,953
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(c)	5.00%	09/01/2039	1,130	1,349,954
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(c)	5.00%	09/01/2044	1,130	1,345,412
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(c)	5.25%	07/01/2030	2,100	2,399,439
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS–AGM)(b)(c)	5.00%	01/01/2036	3,060	3,507,647
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(b)	5.00%	09/01/2046	2,400	3,263,352
				17,244,757

Alaska–0.62%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(b)	5.50%	10/01/2041	4,065	4,742,920

Arizona–3.76%
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	2,050	2,311,949
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,350,946
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB(b)	5.00%	07/01/2036	3,450	4,017,905
Arizona (State of); Series 2008 A, COP(d)(e)	5.00%	03/01/2018	1,995	2,125,952
Mesa (City of); Series 2013, Excise Tax RB(b)	5.00%	07/01/2032	7,600	9,068,624
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	450	536,548
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,780	3,161,138
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	1,052,200
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,839,590
Yuma (City of) Industrial Development Authority (Regional Medical Center);
Series 2014 A, Hospital RB	5.00%	08/01/2020	500	569,315
Series 2014 A, Hospital RB	5.00%	08/01/2021	800	931,528
				28,965,695

California–21.25%
Alameda Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2036	1,805	2,201,360
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(g)	0.00%	08/01/2035	3,570	1,920,303
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(g)	0.00%	08/01/2036	5,770	2,991,860
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB(d)(e)	5.00%	04/01/2017	1,000	1,026,440
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2026	1,390	1,161,984
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	2,680	1,890,016
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	4,210,570
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2027	1,230	1,403,073
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2030	1,450	1,649,796
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2037	3,195	3,607,443
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/2020	1,000	1,171,160
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/2027	4,000	4,163,040

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	$780	$900,604
Series 2016 A, RB(f)	5.00%	12/01/2046	1,245	1,426,870
California (State of);
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,600	3,103,074
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,305	5,197,254
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	2,460	2,967,941
California Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges RB(b)(d)(e)	5.00%	01/01/2028	3,300	4,485,228
Series 2003 A, First Lien Bay Area Toll Bridges RB(b)(d)(e)	5.00%	01/01/2028	1,700	2,310,572
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(c)(g)	0.00%	08/01/2029	695	503,680
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2040	4,685	2,197,780
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2041	4,965	2,251,032
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2042	5,265	2,306,597
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2043	3,460	1,456,660
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2044	4,825	1,956,296
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(b)	5.00%	06/01/2036	4,770	5,475,054
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	1,775	1,149,330
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	1,980	1,222,036
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB(d)	5.00%	01/15/2020	5,000	5,475,000
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,055	4,119,840
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,980	5,029,053
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,250	3,912,740
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB(b)	5.00%	05/15/2035	6,000	6,844,800
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB(b)	5.00%	07/01/2043	6,510	7,739,999
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(c)(g)	0.00%	08/01/2034	1,985	1,158,148
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(c)(g)	0.00%	08/01/2029	3,955	2,734,803
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	2,875	2,204,061
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(g)	0.00%	08/01/2036	4,025	2,130,433
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(g)	0.00%	08/01/2037	1,590	818,484
Poway Unified School District (Election of 2008—School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2027	4,005	3,158,904
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	5,000	3,373,700
Regents of the University of California;
Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	80	89,968
Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	145	163,067
Series 2009 O, General RB(d)(e)	5.25%	05/15/2019	275	309,265
Series 2013 AI, General RB(b)	5.00%	05/15/2033	4,000	4,895,560
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	875	992,679
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(b)	5.00%	08/01/2036	6,790	7,967,454
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	1,000	1,168,990
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	1,995	2,327,207
Series 2011 G, Ref. Second Series RB	5.25%	05/01/2027	5,000	5,966,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(b)	5.00%	11/01/2036	$4,320	$5,103,475
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/2027	2,500	2,828,350
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(c)(g)	0.00%	09/01/2030	3,300	2,262,282
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	615	732,803
William S. Hart Union High School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	17,570	10,559,043
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	5,725	3,315,577
				163,689,288

Colorado–3.28%
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2016 A, Ref. Hospital RB	5.00%	11/15/2041	3,900	4,739,241
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	4,000	4,329,400
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(b)	5.50%	01/01/2035	3,900	4,778,943
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,200	3,701,088
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/2032	5,000	6,107,800
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS–SGI)(c)	5.00%	12/01/2030	1,590	1,597,696
				25,254,168

Connecticut–0.63%
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041	4,300	4,812,388

District of Columbia–3.36%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,910	1,948,219
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	575	627,176
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	265	289,046
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(c)	5.00%	02/01/2031	9,805	9,843,239
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/2028	1,520	1,624,302
Series 2009 A, Sec. Income Tax RB(b)	5.25%	12/01/2027	3,040	3,453,562
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,170	6,982,157
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS–BHAC)(c)	5.00%	10/01/2029	1,000	1,115,400
				25,883,101

Florida–13.29%
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,200,090
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,145	2,582,666
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,500	3,039,600
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,010	2,371,277
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2019	2,950	3,275,061
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	5,110	6,026,734
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 B-2, TEMPS-70SM Continuing Care Community RB(f)	6.50%	05/15/2020	2,320	2,324,733
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,524,200
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	995	1,166,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2006 C, RB(d)(e)	5.25%	11/15/2016	$100	$100,979
Series 2006 C, RB	5.25%	11/15/2036	3,900	3,938,727
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	4,630	5,257,828
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	845	988,168
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds(d)(e)	6.00%	07/01/2018	3,000	3,295,200
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB(d)(e)	5.00%	10/01/2019	2,850	3,219,417
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	2,500	2,841,250
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	1,195	1,391,111
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation RB(d)(e)	5.00%	10/01/2017	2,995	3,139,089
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,000	1,159,370
Series 2012 B, Ref. Sub. Special Obligation RB (INS–AGM)(c)	5.00%	10/01/2035	1,750	2,062,445
Orange (County of); Series 2012 B, Ref. Sales Tax RB(b)	5.00%	01/01/2031	7,855	9,316,501
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,330,234
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,257,543
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS–BHAC)(c)	5.50%	10/01/2023	2,700	3,085,047
Series 2011, Ref. RB(b)	5.00%	10/01/2031	3,330	3,919,776
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB(b)	5.00%	08/15/2042	18,000	18,593,640
Series 2007, Hospital RB	5.00%	08/15/2042	6,000	6,197,880
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB(i)	5.38%	01/01/2049	3,938	2,677,343
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance);
Series 2014 A, Hospital RB	5.00%	07/01/2025	500	603,920
Series 2014 A, Hospital RB	5.00%	07/01/2027	500	596,195
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS–NATL)(c)	6.00%	10/01/2029	2,000	2,854,980
				102,337,766

Georgia–0.83%
Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle);
Series 1994, PCR(d)	2.20%	04/02/2019	1,000	1,027,830
Series 1994, PCR(d)	2.20%	04/02/2019	2,000	2,055,660
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR(d)	2.40%	04/01/2020	3,200	3,319,072
				6,402,562

Hawaii–1.92%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,630	1,859,276
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,417,260
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP(h)	5.00%	08/01/2020	3,055	3,496,570
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	4,100	4,623,570
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	2,010	2,362,453
				14,759,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.58%
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/2018	$2,600	$2,824,432
Regents of the University of Idaho; Series 2011, Ref. General RB(d)	5.25%	04/01/2021	1,390	1,627,106
				4,451,538

Illinois–16.93%
Bourbonnais (Village of) (Olivet Nazarene University);
Series 2013, Industrial Project RB	5.50%	11/01/2042	1,000	1,109,800
Series 2013, Industrial Project RB	5.00%	11/01/2044	635	683,343
Chicago (City of) (Midway Airport);
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2021	3,200	3,742,944
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,125	1,288,012
Chicago (City of) (O’Hare International Airport);
Series 2015 C, RB(h)	5.00%	01/01/2046	775	893,443
Series 2015 D, RB	5.00%	01/01/2046	540	641,866
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds(b)	5.00%	12/01/2045	1,605	1,935,149
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB (INS–AGC)(c)	5.25%	06/01/2023	1,070	1,130,969
Series 2008, Capital Grant Receipts RB (INS–AGC)(c)	5.25%	06/01/2024	1,035	1,091,552
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(b)	5.25%	12/01/2036	8,970	9,998,590
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,380	3,878,618
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	615	647,257
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	385	403,842
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/2037	4,350	4,382,277
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	310	324,737
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,030	2,237,060
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	1,000	1,068,860
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	790	907,362
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,085	3,270,810
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds(b)	5.00%	12/15/2032	2,540	2,858,287
Series 2012 B, Ref. Limited Tax GO Bonds(b)	5.00%	12/15/2037	2,540	2,846,705
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS–AGM)(c)	5.00%	01/01/2023	1,435	1,509,835
Illinois (State of) Finance Authority (Benedictine University);
Series 2013 A, RB	5.00%	10/01/2020	1,000	1,120,170
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,317,942
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,477,268
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/2024	1,900	2,116,809
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2010 A, Ref. RB	6.00%	05/15/2039	2,620	3,043,864
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,553,877
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,000	1,123,480
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	120	137,251
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	3,280	3,751,533
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	1,460	1,667,816
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,226,385

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB	5.75%	08/15/2029	$5,020	$5,649,759
Series 2010 A, Ref. RB	6.00%	08/15/2038	2,620	2,945,325
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(b)	5.50%	08/15/2041	1,440	1,650,499
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)	5.25%	10/01/2052	3,390	4,000,844
Illinois (State of) Finance Authority; Series 2009, RB(d)(e)	6.13%	05/15/2019	105	120,095
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002 A, Conv. CAB RB (INS–NATL)(c)(j)	5.75%	06/15/2026	8,480	9,536,947
Series 2010 A, RB	5.50%	06/15/2050	2,300	2,483,816
Series 2012 B, RB(b)	5.00%	12/15/2028	5,565	6,225,176
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(c)(g)	0.00%	12/15/2029	2,500	1,567,700
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. State Tax Supported RB (INS–AGM)(c)	5.00%	06/15/2027	3,500	4,098,990
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(b)	5.00%	01/01/2038	10,050	11,821,815
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,115	1,201,859
Series 2013, Unlimited Tax GO Bonds (INS–AGM)(c)	5.25%	07/01/2029	1,960	2,252,118
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	2,250	2,501,010
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2029	1,000	1,119,560
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	750	818,715
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,275	5,025,690
				130,407,631

Indiana–4.27%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,000	3,553,440
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(h)	5.25%	09/01/2034	790	875,281
Series 2014, RB(h)	5.25%	09/01/2040	2,280	2,509,528
Series 2014, RB(h)	5.00%	09/01/2046	1,350	1,453,140
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/2040	3,480	3,950,705
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	572,645
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	525	587,354
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,690	2,910,741
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,000	1,205,170
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,550	1,879,886
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	3,000	3,448,410
Series 2013 F, RB(b)	5.00%	02/01/2030	4,500	5,315,040
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	5.88%	01/01/2024	1,430	1,684,340
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB(d)(h)(i)	1.31%	12/02/2019	3,000	2,965,530
				32,911,210

Iowa–1.65%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(b)(d)(e)(k)	5.00%	06/01/2019	4,795	5,365,317
Series 2009 A, Special Obligation RB(b)(d)(e)(k)	5.00%	06/01/2019	3,595	4,022,589
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	2,160	2,249,489
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,030	1,032,688
				12,670,083

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.46%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	$1,655	$1,891,400
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,687,425
				3,578,825

Kentucky–2.81%
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,220	1,420,043
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,290	1,494,968
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.00%	06/01/2030	1,900	2,167,653
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,625	1,871,968
Series 2010 A, Hospital RB	6.50%	03/01/2045	2,050	2,367,545
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	3,000	3,098,520
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/2028	1,860	2,238,417
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR(d)	2.20%	08/01/2019	1,000	1,027,460
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,664,710
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/2035	2,000	2,295,840
				21,647,124

Louisiana–2.33%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. — Housing & Parking); Series 2010, RB (INS–AGM)(c)	5.25%	10/01/2030	2,450	2,805,470
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1);
Series 2013 A, Power Project RB (INS–AGM)(c)	5.25%	06/01/2028	2,000	2,425,460
Series 2013 A, Power Project RB (INS–AGM)(c)	5.25%	06/01/2031	2,000	2,405,660
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB(h)	8.00%	07/01/2039	1,850	1,070,502
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2020	750	856,013
Series 2014, Ref. Water RB	5.00%	12/01/2021	1,000	1,178,890
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,265	2,318,975
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	770	879,756
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	770	873,157
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,465	1,688,867
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,235	1,413,791
				17,916,541

Maryland–1.32%
Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	2,495	2,523,742
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,689,296
Maryland (State of) Stadium Authority (Baltimore City Public Schools); Series 2016, RB	5.00%	05/01/2046	2,645	3,247,875
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	2,440	2,730,897
				10,191,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–4.29%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	$2,010	$2,276,446
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2007, RB(d)(e)	5.00%	10/01/2017	2,185	2,290,470
Series 2007, RB	5.00%	10/01/2032	165	172,648
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(b)	5.50%	11/15/2036	9,565	10,606,246
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB(b)(d)(e)	5.50%	07/01/2018	3,100	3,376,210
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	5,620	6,596,700
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,225	1,464,487
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(b)	5.00%	10/15/2035	5,325	6,289,038
				33,072,245

Michigan–1.97%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	3,400	3,932,134
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB	5.00%	04/15/2041	2,655	3,245,286
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,130	1,273,917
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	565	660,525
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	565	669,988
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,070	2,433,264
Wayne State University Board of Governors;
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	825	904,167
Series 2008, Ref. General RB (INS–AGM)(c)	5.00%	11/15/2025	1,030	1,122,329
Western Michigan University;
Series 2013, Ref. General RB	5.25%	11/15/2030	400	486,520
Series 2013, Ref. General RB	5.25%	11/15/2031	350	424,659
				15,152,789

Missouri–0.65%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,295,838
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020	1,000	1,117,060
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,588,249
				5,001,147

Nebraska–2.01%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,500	6,271,595
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,843,300
Omaha (City of) Public Power District; Series 2011 B, RB(b)	5.00%	02/01/2036	4,800	5,530,080
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	685	834,118
				15,479,093

Nevada–0.74%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	1,500	1,677,150
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB(h)	5.00%	07/01/2028	2,000	2,319,080
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(b)(d)(e)	5.00%	06/01/2018	1,600	1,722,704
				5,718,934

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–6.03%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	$1,990	$2,251,307
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(h)	5.50%	01/01/2026	1,000	1,202,060
Series 2013, Private Activity RB(h)	5.38%	01/01/2043	1,000	1,164,560
Series 2013, RB(h)	5.00%	07/01/2023	1,750	2,058,035
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(c)	5.50%	09/01/2024	2,000	2,413,780
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/2020	5,000	5,653,150
Series 2006 C, Transportation System CAB RB (INS–AGC)(c)(g)	0.00%	12/15/2026	8,435	6,125,244
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/2019	6,900	7,669,902
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	4,000	4,581,920
Tobacco Settlement Financing Corp.;
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,050	5,098,278
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,640	3,675,090
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	950	931,513
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,665	3,612,480
				46,437,319

New Mexico–0.65%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	2,650	3,012,759
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/2027	1,860	1,986,275
				4,999,034

New York–15.60%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	1,740	2,058,142
Series 2009, RB(d)(e)	6.38%	01/15/2020	720	854,633
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,760	2,760,221
Metropolitan Transportation Authority;
Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,836,105
Series 2013 A, Transportation RB	5.00%	11/15/2038	1,680	1,997,083
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	2,400	2,752,080
Series 2012 FF, Water & Sewer System RB(b)	5.00%	06/15/2045	1,000	1,187,240
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	2,900	3,513,147
New York (City of) Transitional Finance Authority;
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/2028	4,615	5,129,711
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/2029	3,695	4,104,997
Subseries 2009 A-1, Future Tax Sec. RB(b)	5.00%	05/01/2030	3,695	4,102,928
Subseries 2011 D-1, Future Tax Sec. RB(b)	5.00%	11/01/2033	1,725	2,048,282
Subseries 2012 E-1, Future Tax Sec. RB(b)	5.00%	02/01/2037	7,155	8,510,515
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	1,535	1,839,037
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB(b)	5.00%	04/01/2027	4,765	5,198,377
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB(b)(d)(e)	5.00%	10/01/2018	5,635	6,147,503
New York (City of);
Subseries 2008 A-1, Unlimited Tax GO Bonds(b)	5.25%	08/15/2027	5,200	5,656,716
Subseries 2008 A-1, Unlimited Tax GO Bonds(b)	5.25%	08/15/2028	5,200	5,655,676
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(c)	5.50%	05/15/2029	1,805	2,491,460

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(b)	5.00%	03/15/2030	$5,805	$6,845,837
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,050	2,446,716
New York (State of) Dormitory Authority (Mental Health Services);
Series 2007, RB (INS–AGM)(c)	5.00%	02/15/2027	150	152,889
Series 2007 F, RB(d)(e)	5.00%	02/15/2017	1,350	1,377,581
New York (State of) Housing Finance Agency (42nd & 10th Housing); Series 2008 A, VRD MFH RB (CEP–FHLMC)(l)	0.57%	11/01/2041	7,870	7,870,000
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	1,310	1,445,912
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(b)	5.00%	04/01/2029	4,860	5,681,243
Series 2013 A, Jr. General RB	5.00%	05/01/2019	2,000	2,223,620
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	1,590	1,969,676
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	4,840	5,631,001
New York Liberty Development Corp. (7 World Trade Center);
Series 2012, Class 1, Ref. Liberty RB(b)	5.00%	09/15/2040	5,100	6,039,369
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,770	2,030,084
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Speical Facilities RB(h)	5.00%	08/01/2026	1,575	1,758,393
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2041	2,335	2,701,105
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	2,335	2,692,208
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB(d)(e)	5.00%	07/01/2019	1,250	1,402,587
				120,112,074

North Carolina–6.15%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(b)	5.00%	06/01/2039	13,600	14,986,928
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(l)	0.59%	01/15/2037	7,000	7,000,000
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,705	8,181,240
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, Private Activity RB(h)	5.00%	12/31/2037	2,000	2,294,920
Series 2015, Private Activity RB(h)	5.00%	06/30/2054	1,115	1,254,620
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	1,525	1,677,790
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB(b)	5.00%	06/01/2042	5,110	5,971,904
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/2030	1,100	1,104,224
North Carolina (State of) Turnpike Authority;
Series 2011, Monroe Connector System State Appropriation RB(b)	5.00%	07/01/2036	1,755	2,035,870
Series 2011, Monroe Connector System State Appropriation RB(b)	5.00%	07/01/2041	2,430	2,818,897
				47,326,393

Ohio–6.15%
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	1,450	1,676,026
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS–AGC)(b)(c)	5.25%	02/15/2033	9,100	9,662,744
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,190	7,189,784
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,000	1,103,320
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	2,042,420
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB(b)	5.00%	11/15/2036	3,390	3,883,313
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,579,240
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	2,470	2,946,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(c)(h)	5.00%	12/31/2039	$735	$859,487
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR RB(d)	4.38%	06/01/2022	1,825	1,884,185
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2040	4,835	5,448,852
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/2028	2,500	3,033,450
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(d)	4.38%	06/01/2022	3,950	4,078,098
				47,387,333

Oklahoma–0.11%
Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	815	819,246

Oregon–0.46%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(d)(e)	5.25%	04/01/2019	685	764,275
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(f)	6.38%	11/01/2033	2,465	2,744,802
				3,509,077

Pennsylvania–1.28%
Fayette (County of) Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(l)(m)	0.58%	06/01/2037	1,200	1,200,000
Pennsylvania (State of) Turnpike Commission;
Series 2012 A, Sub. RB	5.00%	12/01/2020	1,370	1,582,583
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,345	1,619,810
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	250	303,683
Subseries 2010 B-2, Sub. RB	5.75%	12/01/2028	1,505	1,756,305
Subseries 2010 B-2, Sub. RB	6.00%	12/01/2034	1,500	1,786,365
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(c)	5.13%	09/01/2023	1,500	1,623,465
				9,872,211

South Carolina–0.86%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	1,400	1,668,100
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	3,005	3,528,681
Series 2015, RB(h)	5.25%	07/01/2055	1,230	1,438,830
				6,635,611

South Dakota–0.20%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,559,695

Tennessee–0.41%
Tennessee Energy Acquisition Corp.;
Series 2006 A, Gas RB	5.25%	09/01/2023	1,280	1,555,136
Series 2006 A, Gas RB	5.25%	09/01/2026	1,275	1,609,292
				3,164,428

Texas–15.22%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds(b)	5.00%	08/15/2034	5,105	6,145,093
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/2028	4,000	4,326,560
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation(d)(e)	5.00%	06/15/2019	2,500	2,797,650
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/2045	2,225	2,542,018
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB(h)	5.25%	11/01/2026	2,000	2,459,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds(d)(e)	5.00%	02/15/2018	$1,130	$1,202,162
Harris (County of);
Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS–AGM)(c)	5.25%	08/15/2031	5,395	7,465,601
Series 2016 A, Ref. Sr. Lien Toll Road RB	5.00%	08/15/2041	780	963,300
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,300	1,446,588
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(c)(g)	0.00%	09/01/2025	4,650	3,697,959
Houston (City of);
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds(d)(e)	5.00%	03/01/2019	1,785	1,969,033
Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2027	215	236,416
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/2033	2,700	3,203,469
Series 2011 D, First Lien Combined Utility System RB(b)	5.00%	11/15/2036	4,005	4,729,665
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS–AGM)(c)	5.00%	04/15/2023	420	448,098
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,205	1,308,293
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,550,555
Lower Colorado River Authority;
Series 2012 A, Ref. RB(d)(e)	5.00%	05/15/2022	5	6,083
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,509,795
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,188,720
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing — Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2034	1,000	1,156,170
North East Texas Regional Mobility Authority; Series 2016 A, Sr. Lien RB	5.00%	01/01/2041	1,640	1,934,478
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(c)(g)	0.00%	01/01/2028	18,900	13,985,244
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(c)(g)	0.00%	01/01/2031	3,740	2,515,973
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,500	1,792,770
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,495	2,993,476
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/2037	925	926,804
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	3,170	1,510,125
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	4,130	1,878,117
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	890	993,213
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	2,500	2,789,925
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,230	6,629,234
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	4,095	4,751,797
Series 2012, Gas Supply RB	5.00%	12/15/2029	2,000	2,311,900
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,378,812
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,195	1,365,574
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,945	2,300,702
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,300	1,648,686
University of Houston; Series 2008, Ref. Consolidated RB (INS–AGM)(b)(c)	5.00%	02/15/2033	9,100	9,647,729
University of Texas System Board of Regents; Series 2016 F, Financing System RB	5.00%	08/15/2047	2,340	3,504,314
				117,211,741

Utah–0.22%
Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB(e)(n)	12.90%	05/15/2020	1,600	1,693,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–0.31%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	$2,400	$2,410,008

Virginia–2.63%
Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB(d)(e)	5.13%	10/01/2017	1,750	1,836,345
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/2019	6,920	7,467,234
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	885	1,056,893
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	2,930	3,392,207
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	3,975	4,392,852
Series 2012, Sr. Lien RB(h)	5.00%	01/01/2040	1,905	2,102,282
				20,247,813

Washington–3.82%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2025	925	1,097,115
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(b)	5.00%	02/01/2041	3,000	3,328,290
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS–AGM)(c)	5.25%	10/01/2033	1,500	1,626,135
Washington (State of) Housing Finance Commission (Panorama); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(l)(m)	0.57%	04/01/2043	1,697	1,697,000
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	2,000	2,252,160
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(b)(d)(e)	5.00%	08/01/2019	8,850	9,945,719
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(b)(d)(e)	5.00%	08/01/2019	8,420	9,462,480
				29,408,899

Wisconsin–2.06%
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,970,820
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.);
Series 2014, RB	5.00%	05/01/2026	1,100	1,206,182
Series 2014, RB	5.13%	05/01/2029	1,000	1,102,910
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(b)	5.00%	03/01/2046	5,430	6,505,574
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	861,206
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	2,000	2,251,440
				15,898,132
TOTAL INVESTMENTS(o)–153.35% (Cost $1,043,532,854)				1,180,983,486
FLOATING RATE NOTE OBLIGATIONS–(26.97)%
Notes with interest and fee rates ranging from 0.58% to 1.53% at 08/31/2016 and contractual maturities of collateral ranging from 06/01/2025 to 10/01/2052 (See Note 1J)(p)				(207,695,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(27.77)%				(213,892,952)
OTHER ASSETS LESS LIABILITIES–1.39%				10,744,581
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$770,140,115

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Quality Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAN	– Bond Anticipation Notes
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
Ctfs.	– Certificates
FHLMC	– Federal Home Loan Mortgage Corp.
FTA	– Federal Transit Administration
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit

Jr.	– Junior
MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
Sr.	– Senior
Sub.	– Subordinated
TEMPS	– Tax-Exempt Mandatory Paydown Securities
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2016 was $21,735,879, which represented 2.82% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2016.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $1,693,728 which represents less than 1% of the Trust’s Net Assets.
(o)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.3%

(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2016. At August 31, 2016, the Trust’s investments with a value of $358,688,625 are held by TOB Trusts and serve as collateral for the $207,695,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

As of August 31, 2016

Revenue Bonds	79.0%
General Obligation Bonds	11.4
Pre-Refunded Bonds	8.1
Other	1.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Quality Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2016

(Unaudited)

Assets:
Investments, at value (Cost $1,043,532,854)	$1,180,983,486
Receivable for:
Investments sold	3,749,215
Interest	11,426,390
Custody expenses reimbursed	4,063
Investment for trustee deferred compensation and retirement plans	109,206
Other assets	27,422
Total assets	1,196,299,782

Liabilities:
Floating rate note obligations	207,695,000
Variable rate muni term preferred shares ($0.01 par value, 2,139 shares issued with liquidation preference of $100,000 per share)	213,892,952
Payable for:
Investments purchased	3,426,181
Amount due custodian	379,733
Dividends	125,284
Accrued fees to affiliates	17,436
Accrued interest expenses	268,661
Accrued trustees’ and officers’ fees and benefits	4,538
Accrued other operating expenses	68,392
Trustee deferred compensation and retirement plans	281,490
Total liabilities	426,159,667
Net assets applicable to common shares	$770,140,115

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$685,236,309
Undistributed net investment income	4,551,912
Undistributed net realized gain (loss)	(57,098,738)
Net unrealized appreciation	137,450,632
$770,140,115

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	52,883,797
Net asset value per common share	$14.56
Market value per common share	$13.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Quality Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2016

(Unaudited)

Investment income:
Interest	$24,125,668
Other Income	1,485,776
Total investment income	25,611,444

Expenses:
Advisory fees	3,255,020
Administrative services fees	90,654
Custodian fees	6,651
Interest, facilities and maintenance fees	2,575,338
Transfer agent fees	14,622
Trustees’ and officers’ fees and benefits	14,867
Registration and filing fees	26,929
Reports to shareholders	26,036
Professional services fees	22,313
Other	6,901
Total expenses	6,039,331
Less: Fees waived	(1,285,829)
Net expenses	4,753,502
Net investment income	20,857,942

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(27,568)
Change in net unrealized appreciation of investment securities	26,377,388
Net realized and unrealized gain	26,349,820
Net increase in net assets from operations applicable to common shares	$47,207,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Quality Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2016 and the year ended February 29, 2016

(Unaudited)

	August 31, 2016	February 29, 2016
Operations:
Net investment income	$20,857,942	$41,758,358
Net realized gain (loss)	(27,568)	(552,170)
Change in net unrealized appreciation	26,377,388	4,199,435
Net increase in net assets resulting from operations	47,207,762	45,405,623
Distributions to shareholders from net investment income	(20,148,727)	(40,614,756)
Net increase in net assets applicable to common shares	27,059,035	4,790,867

Net assets applicable to common shares:
Beginning of period	743,081,080	738,290,213
End of period (includes undistributed net investment income of $4,551,912 and $3,842,697, respectively)	$770,140,115	$743,081,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Quality Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2016

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$47,207,762

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(81,413,470)
Purchases of short-term investments, net	(14,942,252)
Proceeds from sales of investments	81,394,339
Amortization of premium	2,302,692
Accretion of discount	(1,676,635)
Decrease in interest receivables and other assets	172,902
Increase in accrued expenses and other payables	32,771
Net realized loss from investment securities	27,568
Net change in unrealized appreciation on investment securities	(26,377,388)
Net cash provided by operating activities	6,728,289

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(20,150,838)
Increase in payable for amount due custodian	379,733
Proceeds from TOB Trusts	12,580,000
Net cash provided by (used in) financing activities	(7,191,105)
Net increase (decrease) in cash and cash equivalents	(462,816)
Cash and cash equivalents at beginning of period	462,816
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$2,489,545

Notes to Financial Statements

August 31, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Quality Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with current income which is exempt from federal income tax.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

22                         Invesco Quality Municipal Income Trust

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual

23                         Invesco Quality Municipal Income Trust

interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust pays an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, may pay 40% of the fees paid to the Adviser to any such

24                         Invesco Quality Municipal Income Trust

Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective July 1, 2016, the Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.71%. Prior to July 1, 2016, the adviser had voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Trust’s expenses (excluding certain items discussed below) to 0.50%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Trust’s expenses to exceed the limit reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. This agreement may be discontinued at any time without notice to shareholders.

For the six months ended August 31, 2016, the Adviser waived advisory fees of $1,285,829.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2016, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2016, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2016, the Trust engaged in securities purchases of $15,800,412 and securities sales of $14,904,267, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

25                         Invesco Quality Municipal Income Trust

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2016 were $200,521,429 and 1.05%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 29, 2016 which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2017	$29,575,590	$—	$29,575,590
February 28, 2018	4,534,854	—	4,534,854
February 28, 2019	172,617	—	172,617
Not subject to expiration	8,374,980	10,926,286	19,301,266
	$42,658,041	$10,926,286	$53,584,327

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2016 was $82,296,989 and $85,118,554, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$140,019,530
Aggregate unrealized (depreciation) of investment securities	(3,406,823)
Net unrealized appreciation of investment securities	$136,612,707

Cost of investments for tax purposes is $1,044,370,779.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2016	Year ended February 29, 2016
Beginning shares	52,883,797	52,883,797
Shares issued through dividend reinvestment	—	—
Ending shares	52,883,797	52,883,797

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 17, 2012, the Trust issued 1,168 Series 2015/12-IQI VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 17, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 971 Series 2015/12-IQI VMTP Shares in connection with the reorganization of Invesco Quality Municipal Securities and Invesco Quality Municipal Investments Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date. On June 5, 2015, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2018, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the

26                         Invesco Quality Municipal Income Trust

liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). Subsequent rates are determined based upon changes in the SIFMA Index and take into account a ratings spread of 0% to 0% which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2016 were $213,900,000 and 1.37%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which are considered debt of the Trust for financial reporting purposes, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2016:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2016	$0.0635	September 14, 2016	September 30, 2016
October 3, 2016	$0.0635	October 14, 2016	October 31, 2016

27                         Invesco Quality Municipal Income Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 29,	Years ended February 28,			Year ended February 29,
	2016		2016	2015	2014	2013	2012
Net asset value per common share, beginning of period	$14.05		$13.96	$12.98	$14.27	$13.88	$12.19
Net investment income(a)	0.39		0.79	0.79	0.78	0.79	0.84
Net gains (losses) on securities (both realized and unrealized)	0.50		0.07	0.97	(1.26)	0.47	1.74
Distributions paid to preferred shareholders from net investment income(a)	N/A		N/A	N/A	N/A	(0.00)	(0.02)
Total from investment operations	0.89		0.86	1.76	(0.48)	1.26	2.56
Less dividends paid to common shareholders from net investment income	(0.38)		(0.77)	(0.78)	(0.81)	(0.87)	(0.87)
Net asset value per common share, end of period	$14.56		$14.05	$13.96	$12.98	$14.27	$13.88
Market value per common share, end of period	$13.88		$12.98	$12.58	$11.86	$13.64	$14.16
Total return at net asset value(b)	6.55%		7.08%	14.57%	(2.59)%	9.27%	21.91%
Total return at market value(c)	9.95%		9.78%	12.99%	(6.88)%	2.38%	28.37%
Net assets applicable to common shares, end of period (000’s omitted)	$770,140		$743,081	$738,290	$686,448	$754,483	$326,271
Portfolio turnover rate(d)	7%		6%	10%	23%	20%	26%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.24	%(e)	1.01%	1.07%	1.11%	1.15%	1.07	%(f)
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.57	%(e)	0.50%	0.52%	0.53%	0.59%	0.84	%(f)
Without fee waivers and/or expense reimbursements	1.58	%(e)	1.43%	1.50%	1.57%	1.40%	1.07	%(f)
Ratio of net investment income before preferred share dividends	5.44	%(e)(g)	5.74%	5.82%	6.04%	5.60%	6.51%
Preferred share dividends	N/A		N/A	N/A	N/A	0.02%	0.12%
Ratio of net investment income after preferred share dividends	5.44	%(e)(g)	5.74%	5.82%	6.04%	5.58%	6.39%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)(h)	$213,900		$213,900	$213,900	$213,900	$213,900	$116,850
Asset coverage per preferred share(h)(i)	$460,047		$447,396	$445,147	$420,852	$452,601	$189,611
Liquidating preference per preferred share(h)	$100,000		$100,000	$100,000	$100,000	$100,000	$50,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan and sale of all shares at the closing common share market price at the end of the period indicated.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $444,360,729 and sold of $20,353,926 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Quality Municipal Investment Trust and Invesco Quality Municipal Securities into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $760,127.
(f)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(g)	Amount includes the effect of insurance settlement proceeds received related to ARPS previously issued by the Trust and the effect of a one-time reimbursement of custody expenses. The ratio of net investment income excluding these payments would have been 5.05%.
(h)	For the year ended February 29, 2012, amounts are based on ARPS outstanding.
(i)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares at liquidation value) from the Trust’s total assets and dividing this by the number of preferred shares outstanding.

N/A = Not applicable

28                         Invesco Quality Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Quality Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 7-8, 2016, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2016.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 8, 2016, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the

Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General & Insured Municipal Debt Funds (Leveraged) Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the one year period, the third quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. Invesco Advisers noted that the management team has slowly increased exposure to lower quality bonds which has positively impacted performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was below the median contractual management fee

29                         Invesco Quality Municipal Income Trust

rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board noted that Invesco Advisers has voluntarily agreed to limit expenses of the Fund to a specified percentage of average daily net assets of the Fund. A voluntary waiver can be withdrawn at any time.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2015. The Board noted that the Fund’s rate was above the rate of one closed end fund and below the rates of four closed end funds. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board received information from Invesco Advisers and a report from an independent consultant engaged by the Senior Officer about the methodology used to prepare the profitability information. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

30                         Invesco Quality Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Quality Municipal Income Trust (the “Fund”) was held on August 26, 2016. The Meeting was held for the following purposes:

(1)	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2)	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1)	Albert R. Dowden	44,720,446	3,130,369
	Eli Jones	44,837,954	3,012,861
	Raymond Stickel, Jr.	44,736,641	3,114,174
(2)	Prema Mathai-Davis	2,139	0

31                         Invesco Quality Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 30170, College Station, TX 77842-3170.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06591                 MS-CE-QMINC-SAR-1

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. PricewaterhouseCoopers LLP has communicated that the circumstances which called into question its independence under the Loan Rule with respect to the audits of the Funds are consistent with the circumstances described in the no action letter. PricewaterhouseCoopers LLP also concluded that its objectivity and impartiality was not impaired with respect to the planning for and execution of the Funds’ audits and that they have complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP have concluded that PricewaterhouseCoopers LLP can continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex intends to rely upon the no-action letter.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Fund will need to take other action in order for the Fund’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able rely on the letter unless it’s term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Quality Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 4, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.